Financial asset investments (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Financial Asset Investments

Financial asset investments represent investments classified and accounted for as available-for-sale investments

Movements for the year ended March 31,	2017	2018	2018
	(₹ in million)	(₹ in million)	(US dollars in million)
As at April 01,	432	695	10
Changes in fair value	263	900	14

As at March 31,	695	1,595	24